Operating Expenses - Schedule of Operating Expenses (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Sublease	$ 107	$ 58